OPERATING LEASES - Summary of Maturities of Lease liabilities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 1,337
2024	796
2025	807
2026	402
Total future lease payments	3,342
Less: Imputed interest	(220)
Total lease liability balance	$ 3,122